                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02575

Morgan Stanley  Liquid Asset Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LIQUID ASSET FUND INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended August 31, 2004

MARKET CONDITIONS

For most of the fiscal year ended August 31, 2004, the Federal Open Market Committee maintained its target rate for federal funds at 1.00 percent, a 45-year low. On June 30, 2004, however, it raised that target to 1.25 percent, the first increase in more than four years. That action was followed by another increase, to 1.50 percent, on August 10.

PERFORMANCE ANALYSIS

As of August 31, 2004, Morgan Stanley Liquid Asset Fund had net assets of more than $20.4 billion and an average portfolio maturity of 39 days. For the 12-month period ended August 31, 2004, the Fund returned 0.58 percent. For the seven-day period also ended August 31, 2004, the Fund provided an effective annualized yield of 0.96 percent and a current yield of 0.95 percent, while its 30-day moving average yield for August was 0.91 percent. During the final months of the period, the Fund capitalized on rising interest rates by reinvesting a portion of its concentration of short-term maturities at slightly higher yields.

   PORTFOLIO COMPOSITION

   Commercial Paper                            53.0%
   U.S. Government & Agency Obligations        26.6
   Certificates of Deposit                     14.3
   Bank Notes                                   6.1

   MATURITY SCHEDULE

     1- 30 Days                                54.5%
    31- 60 Days                                32.3
    61- 90 Days                                 7.1
    91- 120 Days                                2.1
   121+ Days                                    4.0

DATA AS OF AUGUST 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEBSITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEBSITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEBSITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800)SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800)869-NEWS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800)350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          03/01/04 -
                                                                     03/01/04          08/31/04            08/31/04
                                                                   -------------     -------------      ---------------
Actual (0.32% return)                                               $ 1,000.00         $ 1,003.20            $ 2.92
Hypothetical (5% return before expenses)                            $ 1,000.00         $ 1,022.32            $ 2.95

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.58% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004

                                                                 ANNUALIZED
  PRINCIPAL                                                         YIELD
  AMOUNT IN                                                      ON DATE OF           MATURITY
  THOUSANDS                                                       PURCHASE              DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------
                 COMMERCIAL PAPER (53.5%)
                 ASSET-BACKED - AUTO (1.9%)
$       335,000  FCAR Owner Trust                                1.46 - 1.65%    09/16/04 - 11/18/04   $     334,583,564
         50,000  New Center Asset Trust                             1.51               10/06/04               49,927,083
                                                                                                       -----------------
                                                                                                             384,510,647
                                                                                                       -----------------
                 ASSET-BACKED - MORTGAGE (1.3%)
        100,000  Mortgage Interest Networking Trust
                  Series A1 P1                                      1.65               10/25/04               99,752,500
        165,000  Mortgage Interest Networking Trust
                  Series A1+P1                                   1.40 - 1.52           09/13/04              164,920,400
                                                                                                       -----------------
                                                                                                             264,672,900
                                                                                                       -----------------
                 BANKING (2.6%)
        525,000  Citicorp                                        1.45 - 1.64     09/07/04 - 11/01/04         524,514,965
                                                                                                       -----------------
                 FINANCE - AUTOMOTIVE (0.2%)
         50,000  Toyota Motor Credit Corp.                          1.56               10/07/04               49,922,000
                                                                                                       -----------------
                 FINANCIAL CONGLOMERATES (5.0%)
      1,019,000  General Electric Capital Corp.                  1.26 - 2.05     09/03/04 - 05/06/05       1,014,434,812
                                                                                                       -----------------
                 INTERNATIONAL BANKS (40.9%)
        480,000  ABN-AMRO North America Finance Inc.             1.07 - 1.40     09/07/04 - 09/16/04         479,793,200
        475,000  ANZ (DE) Inc.                                   1.41 - 1.52     09/15/04 - 10/07/04         474,608,125
        850,000  Barclays U.S. Funding Corp.                     1.38 - 1.46     09/10/04 - 09/29/04         849,282,083
        600,000  Calyon North America Inc.                       1.40 - 1.53     09/03/04 - 10/12/04         599,390,597
        250,000  Canadian Imperial Holdings Inc.                    1.43               09/22/04              249,791,458
        235,000  Danske Corp.                                    1.07 - 1.62     09/21/04 - 10/25/04         234,710,349
        350,000  Deutsche Bank Financial LLC                     1.25 - 1.45     09/09/04 - 09/24/04         349,776,471
        350,000  Dexia Delaware LLC                              1.50 - 1.57     09/23/04 - 10/18/04         349,361,778
        100,000  HBOS Treasury Services plc                         1.07               09/08/04               99,979,389
        475,000  Natexis Banques Populaires
                  U.S. Finance LLC                               1.40 - 1.63     09/13/04 - 10/28/04         474,106,042
        225,000  Nordea North America Inc.                       1.49 - 1.62     09/29/04 - 10/26/04         224,638,986
        700,000  Rabobank USA Financial Corp.                    1.46 - 1.47     09/23/04 - 09/27/04         699,341,556
        250,000  Royal Bank of Canada                               1.57               10/15/04              249,523,333
        935,000  Royal Bank of Scotland plc                      1.44 - 1.66     09/21/04 - 11/01/04         933,517,018
      1,000,000  Societe Generale N.A. Inc.                      1.41 - 1.44     09/17/04 - 09/24/04         999,157,403
        115,000  Toronto-Dominion Holdings (USA) Inc.            1.28 - 1.44     09/09/04 - 09/23/04         114,917,605
      1,002,000  UBS Finance (Delaware) LLC                      1.23 - 1.61     09/03/04 - 12/31/04       1,001,373,248
                                                                                                       -----------------
                                                                                                           8,383,268,641
                                                                                                       -----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 ANNUALIZED
  PRINCIPAL                                                         YIELD
  AMOUNT IN                                                      ON DATE OF           MATURITY
  THOUSANDS                                                       PURCHASE              DATE                 VALUE
------------------------------------------------------------------------------------------------------------------------
                 INVESTMENT BANKS/BROKERS (1.6%)
$       338,000  Citigroup Global Markets Holdings Inc.          1.52 - 1.53%    09/13/04 - 10/14/04   $     337,540,145
                                                                                                       -----------------
                 TOTAL COMMERCIAL PAPER
                  (COST $10,958,864,110)                                                                  10,958,864,110
                                                                                                       -----------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (26.9%)
      1,440,000  Federal Home Loan Banks                         1.03 - 1.88     09/02/04 - 04/25/05       1,437,423,313
      2,003,000  Federal National Mortgage Assoc.                1.04 - 1.83     09/01/04 - 01/19/05       1,998,204,113
      1,869,000  Freddie Mac                                     1.04 - 1.78     09/20/04 - 01/18/05       1,863,779,809
        200,000  U.S. Treasury Bill                                 1.37               11/26/04              199,347,833
                                                                                                       -----------------
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                  (COST $5,498,755,068)                                                                    5,498,755,068
                                                                                                       -----------------
                 CERTIFICATES OF DEPOSIT (14.4%)
        550,000  Branch Banking & Trust Co., N.C.                1.54 - 1.58     09/28/04 - 10/07/04         550,000,000
        450,000  First Tennessee Bank, N.A.                      1.46 - 1.62     09/22/04 - 10/25/04         450,000,000
      1,008,000  State Street Bank & Trust Co.                   1.39 - 1.57     09/10/04 - 10/12/04       1,008,000,000
        950,000  Wells Fargo Bank, N.A.                          1.53 - 1.54     09/22/04 - 09/29/04         950,000,000
                                                                                                       -----------------
                 TOTAL CERTIFICATES OF DEPOSIT
                  (COST $2,958,000,000)                                                                    2,958,000,000
                                                                                                       -----------------
                 SHORT-TERM BANK NOTES (6.1%)
      1,000,000  Bank of America, N.A.                           1.38 - 1.62     09/08/04 - 10/21/04       1,000,000,000
        250,000  Standard Federal Bank, N.A.                        1.49               09/28/04              250,000,000
                                                                                                       -----------------
                 TOTAL SHORT-TERM BANK NOTES
                  (COST $1,250,000,000)                                                                    1,250,000,000
                                                                                                       -----------------
                 REPURCHASE AGREEMENT (0.1%)
          9,823  The Bank of New York (dated 08/31/04;
                  proceeds $9,823,913) (a)
                  (COST $9,823,555)                                 1.313              09/01/04                9,823,555
                                                                                                       -----------------
                 TOTAL INVESTMENTS
                  (COST $20,675,442,733) (b)                                            101.0%            20,675,442,733
                 LIABILITIES IN EXCESS OF OTHER ASSETS                                   (1.0)              (200,685,182)
                                                                                        -----          -----------------
                 NET ASSETS                                                             100.0%         $  20,474,757,551
                                                                                        =====          =================

----------
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 4.20% DUE 03/01/34 VALUED AT $10,020,026.
(b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004

ASSETS:
Investments in securities, at value (cost $20,675,442,733)         $  20,675,442,733
Cash                                                                          90,000
Receivable for:
  Interest                                                                 5,017,611
  Capital stock sold                                                         414,014
Prepaid expenses and other assets                                            378,032
                                                                   -----------------
    TOTAL ASSETS                                                      20,681,342,390
                                                                   -----------------
LIABILITIES:
Payable for:
  Capital stock redeemed                                                 199,290,408
  Investment management fee                                                4,762,074
  Distribution fee                                                         1,805,173
Accrued expenses and other payables                                          727,184
                                                                   -----------------
    TOTAL LIABILITIES                                                    206,584,839
                                                                   -----------------
    NET ASSETS                                                     $  20,474,757,551
                                                                   =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                    $  20,474,070,051
Accumulated undistributed net investment income                              687,500
                                                                   -----------------
    NET ASSETS                                                     $  20,474,757,551
                                                                   =================

NET ASSET VALUE PER SHARE,
20,474,741,225 shares outstanding (50,000,000,000 SHARES
AUTHORIZED OF $.01 PAR VALUE)                                      $            1.00
                                                                   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                  $   247,233,207
                                                                 ---------------
EXPENSES
Investment management fee                                             57,183,008
Transfer agent fees and expenses                                      43,805,034
Distribution fee                                                      21,419,855
Shareholder reports and notices                                        1,139,046
Custodian fees                                                           448,902
Directors' fees and expenses                                             297,719
Professional fees                                                         96,461
Other                                                                    465,975
                                                                 ---------------
    TOTAL EXPENSES                                                   124,856,000
                                                                 ---------------
    NET INVESTMENT INCOME                                            122,377,207
    NET REALIZED GAIN                                                      1,006
                                                                 ---------------
NET INCREASE                                                     $   122,378,213
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                         AUGUST 31, 2004   AUGUST 31, 2003
                                                                        ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                   $    122,377,207   $    200,080,604
Net realized gain                                                                  1,006                 --
                                                                        ----------------   ----------------

    NET INCREASE                                                             122,378,213        200,080,604
                                                                        ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (122,390,326)      (200,068,427)
Net realized gain                                                                 (1,006)                --
                                                                        ----------------   ----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                       (122,391,332)      (200,068,427)
                                                                        ----------------   ----------------

Net decrease from capital stock transactions                              (2,606,181,892)      (849,967,415)
                                                                        ----------------   ----------------

    NET DECREASE                                                          (2,606,195,011)      (849,955,238)

NET ASSETS:
Beginning of period                                                       23,080,952,562     23,930,907,800
                                                                        ----------------   ----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$687,500 AND $700,556, RESPECTIVELY)                                    $ 20,474,757,551   $ 23,080,952,562
                                                                        ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion;

0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion;
0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion;
0.247% to the portion of the daily net assets in excess of $25 billion but not exceeding $30 billion; and
0.246% to the portion of the daily net assets exceeding $30 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 2004, aggregated $91,542,984,694 and $94,400,784,323, respectively. Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $228,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended August 31, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $7,535. At August 31, 2004, the Fund had an accrued pension liability of $61,523 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. CAPITAL STOCK
Transactions in capital stock, at $1.00 per share, were as follows:

                                                                         FOR THE YEAR      FOR THE YEAR
                                                                             ENDED             ENDED
                                                                        AUGUST 31, 2004   AUGUST 31, 2003
                                                                        ---------------   ---------------
Shares sold                                                              58,528,750,330    55,318,997,385
Shares issued in reinvestment of dividends and distributions                122,175,653       199,710,575
                                                                        ---------------   ---------------
                                                                         58,650,925,983    55,518,707,960
Shares redeemed                                                         (61,257,107,875)  (56,368,675,375)
                                                                        ---------------   ---------------
Net decrease                                                             (2,606,181,892)     (849,967,415)
                                                                        ===============   ===============

6. FEDERAL INCOME TAX STATUS
As of August 31, 2004, the Fund had permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from these differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $63.

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY LIQUID ASSET FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                            FOR THE YEAR ENDED AUGUST 31,
                                           --------------------------------------------------------------
                                              2004         2003         2002         2001         2000
                                           ----------   ----------   ----------   ----------   ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                           ----------   ----------   ----------   ----------   ----------
Net income from investment
 operations                                     0.006        0.009        0.018        0.051        0.055
Less dividends from net investment
 income                                        (0.006)+     (0.009)      (0.018)+     (0.051)+     (0.055)
                                           ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                           ==========   ==========   ==========   ==========   ==========

TOTAL RETURN                                     0.58%        0.86%        1.78%        5.24%        5.69%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         0.58%        0.56%        0.56%        0.57%        0.58%
Net investment income                            0.57%        0.85%        1.76%        5.04%        5.51%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions     $   20,475   $   23,081   $   23,931   $   23,187   $   19,628

----------
+  INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIQUID ASSET FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Morgan Stanley Liquid Asset Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Liquid Asset Fund Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Liquid Asset Fund Inc. as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 15, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2004, 10.99% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY LIQUID ASSET FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                          TERM OF                                               IN FUND
                           POSITION(S)   OFFICE AND                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN    OTHER DIRECTORSHIPS HELD
  INDEPENDENT DIRECTOR     REGISTRANT   TIME SERVED*          DURING PAST 5 YEARS**          BY DIRECTOR***        BY DIRECTOR
-------------------------- ----------- -------------- -------------------------------------- -------------- ------------------------
Michael Bozic (63)         Director    Since April    Private Investor; Director or          208            Director of Weirton
c/o Kramer Levin Naftalis              1994           Trustee of the Retail Funds (since                    Steel Corporation.
& Frankel LLP                                         April 1994) and the Institutional
Counsel to the                                        Funds (since July 2003); formerly
Independent Directors                                 Vice Chairman of Kmart Corporation
919 Third Avenue                                      (December 1998-October 2000),
New York, NY                                          Chairman and Chief Executive
                                                      Officer of Levitz Furniture
                                                      Corporation (November 1995-
                                                      November 1998) and President and
                                                      Chief Executive Officer of Hills
                                                      Department Stores (May 1991-July
                                                      1995); formerly variously Chairman,
                                                      Chief Executive Officer, President
                                                      and Chief Operating Officer
                                                      (1987-1991) of the Sears
                                                      Merchandise Group of Sears, Roebuck
                                                      & Co.

Edwin J. Garn (71)         Director    Since January  Managing Director of Summit            208            Director of Franklin
c/o Summit Ventures LLC                1993           Ventures LLC; Director or Trustee                     Covey (time management
1 Utah Center                                         of the Retail Funds (since January                    systems), BMW Bank of
201 S. Main Street                                    1993) and the Institutional Funds                     North America, Inc.
Salt Lake City, UT                                    (since July 2003); member of the                      (industrial loan
                                                      Utah Regional Advisory Board of                       corporation), United
                                                      Pacific Corp.; formerly United                        Space Alliance (joint
                                                      States Senator (R-Utah) (1974-1992)                   venture between
                                                      and Chairman, Senate Banking                          Lockheed Martin and
                                                      Committee (1980-1986), Mayor of                       the Boeing Company)
                                                      Salt Lake City, Utah (1971-1974),                     and Nuskin Asia
                                                      Astronaut, Space Shuttle Discovery                    Pacific (multilevel
                                                      (April 12-19, 1985), and Vice                         marketing); member of
                                                      Chairman, Huntsman Corporation                        the board of various
                                                      (chemical company).                                   civic and charitable
                                                                                                            organizations.

Wayne E. Hedien (70)       Director    Since          Retired; Director or Trustee of the    208            Director of The PMI
c/o Kramer Levin Naftalis              September 1997 Retail Funds (since September 1997)                   Group Inc. (private
& Frankel LLP                                         and the Institutional Funds (since                    mortgage insurance);
Counsel to the Independent                            July 2003); formerly associated                       Trustee and Vice
Directors                                             with the Allstate Companies                           Chairman of The Field
919 Third Avenue                                      (1966-1994), most recently as                         Museum of Natural
New York, NY                                          Chairman of The Allstate                              History; director of
                                                      Corporation (March 1993-December                      various other business
                                                      1994) and Chairman and Chief                          and charitable
                                                      Executive Officer of its                              organizations.
                                                      wholly-owned subsidiary, Allstate
                                                      Insurance Company (July
                                                      1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                          TERM OF                                               IN FUND
                           POSITION(S)   OFFICE AND                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN    OTHER DIRECTORSHIPS HELD
  INDEPENDENT DIRECTOR     REGISTRANT   TIME SERVED*          DURING PAST 5 YEARS**          BY DIRECTOR***        BY DIRECTOR
-------------------------- ----------- -------------- -------------------------------------- -------------- ------------------------
Dr. Manuel H. Johnson (55) Director    Since July     Senior Partner, Johnson Smick          208            Director of NVR, Inc.
c/o Johnson Smick                      1991           International, Inc., a consulting                     (home construction);
International, Inc.                                   firm; Chairman of the Audit                           Chairman and Trustee
2099 Pennsylvania                                     Committee and Director or Trustee                     of the Financial
Avenue, N.W.                                          of the Retail Funds (since July                       Accounting Foundation
Suite 950                                             1991) and the Institutional Funds                     (oversight
Washington, D.C.                                      (since July 2003); Co-Chairman and                    organization of the
                                                      a founder of the Group of Seven                       Financial Accounting
                                                      Council (G7C), an international                       Standards Board);
                                                      economic commission; formerly Vice                    Director of RBS
                                                      Chairman of the Board of Governors                    Greenwich Capital
                                                      of the Federal Reserve System and                     Holdings (financial
                                                      Assistant Secretary of the U.S.                       holding company).
                                                      Treasury.

Joseph J. Kearns (62)      Director    Since July     President, Kearns & Associates LLC     209            Director of Electro
PMB754                                 2003           (investment consulting); Deputy                       Rent Corporation
23852 Pacific                                         Chairman of the Audit Committee and                   (equipment leasing),
Coast Highway                                         Director or Trustee of the Retail                     The Ford Family
Malibu, CA                                            Funds (since July 2003) and the                       Foundation, and the
                                                      Institutional Funds (since August                     UCLA Foundation.
                                                      1994); previously Chairman of the
                                                      Audit Committee of the
                                                      Institutional Funds (October 2001-
                                                      July 2003); formerly CFO of the
                                                      J. Paul Getty Trust.

Michael E. Nugent (68)     Director    Since July     General Partner of Triumph Capital,    208            Director of various
c/o Triumph Capital, L.P.              1991           L.P., a private investment                            business organizations.
445 Park Avenue                                       partnership; Chairman of the
New York, NY                                          Insurance Committee and Director or
                                                      Trustee of the Retail Funds (since
                                                      July 1991) and the Institutional
                                                      Funds (since July 2001); formerly
                                                      Vice President, Bankers Trust
                                                      Company and BT Capital Corporation
                                                      (1984-1988).

Fergus Reid (72)           Director    Since July     Chairman of Lumelite Plastics          209            Trustee and Director
c/o Lumelite Plastics                  2003           Corporation; Chairman of the                          of certain investment
Corporation                                           Governance Committee and Director                     companies in the
85 Charles Colman Blvd.                               or Trustee of the Retail Funds                        JPMorgan Funds complex
Pawling, NY                                           (since July 2003) and the                             managed by J.P. Morgan
                                                      Institutional Funds (since June                       Investment Management
                                                      1992).                                                Inc.

INTERESTED DIRECTORS:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                          TERM OF                                               IN FUND
                           POSITION(S)   OFFICE AND                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN    OTHER DIRECTORSHIPS HELD
  INDEPENDENT DIRECTOR     REGISTRANT   TIME SERVED*          DURING PAST 5 YEARS**          BY DIRECTOR***        BY DIRECTOR
-------------------------- ----------- -------------- -------------------------------------- -------------- ------------------------
Charles A.                 Chairman of Since July     Chairman and Director or Trustee of    208            None
Fiumefreddo (71)           the Board   1991           the Retail Funds (since July 1991)
c/o Morgan Stanley Trust   and                        and the Institutional Funds (since
Harborside Financial       Director                   July 2003); formerly Chief
Center,                                               Executive Officer of the Retail
Plaza Two,                                            Funds (until September 2002).
Jersey City, NJ

James F. Higgins (56)      Director    Since June     Director or Trustee of the Retail      208            Director of AXA
c/o Morgan Stanley Trust               2000           Funds (since June 2000) and the                       Financial, Inc. and
Harborside Financial                                  Institutional Funds (since July                       The Equitable Life
Center,                                               2003); Senior Advisor of Morgan                       Assurance Society of
Plaza Two,                                            Stanley (since August 2000);                          the United States
Jersey City, NJ                                       Director of the Distributor and                       (financial services).
                                                      Dean Witter Realty Inc.; previously
                                                      President and Chief Operating
                                                      Officer of the Private Client Group
                                                      of Morgan Stanley (May 1999-August
                                                      2000), and President and Chief
                                                      Operating Officer of Individual
                                                      Securities of Morgan Stanley
                                                      (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                               TERM OF
                                      POSITION(S)            OFFICE AND
     NAME, AGE AND ADDRESS OF          HELD WITH              LENGTH OF
        EXECUTIVE OFFICER              REGISTRANT            TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------  -------------------  -----------------------  ---------------------------------------------------
Mitchell M. Merin (51)            President            Since May 1999           President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                     Stanley Investment Management Inc.; President,
New York, NY                                                                    Director and Chief Executive Officer of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chairman and Director of the Distributor; Chairman
                                                                                and Director of the Transfer Agent; Director of
                                                                                various Morgan Stanley subsidiaries; President of
                                                                                the Institutional Funds (since July 2003) and
                                                                                President of the Retail Funds (since May 1999);
                                                                                Trustee (since July 2003) and President (since
                                                                                December 2002) of the Van Kampen Closed-End Funds;
                                                                                Trustee (since May 1999) and President (since
                                                                                October 2002) of the Van Kampen Open-End Funds.

Barry Fink (49)                   Vice President       Since February 1997      General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                                                     Director (since December 2000) of Morgan Stanley
New York, NY                                                                    Investment Management; Managing Director (since
                                                                                December 2000), Secretary (since February 1997)
                                                                                and Director (since July 1998) of the Investment
                                                                                Manager and Morgan Stanley Services; Vice
                                                                                President of the Retail Funds; Assistant Secretary
                                                                                of Morgan Stanley DW; Vice President of the
                                                                                Institutional Funds (since July 2003); Managing
                                                                                Director, Secretary and Director of the
                                                                                Distributor; previously Secretary (February 1997-
                                                                                July 2003) and General Counsel (February
                                                                                1997-April 2004) of the Retail Funds; Vice
                                                                                President and Assistant General Counsel of the
                                                                                Investment Manager and Morgan Stanley Services
                                                                                (February 1997-December 2001).

Ronald E. Robison (65)            Executive Vice       Since April 2003         Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas       President and                                 (since November 2003); Managing Director of Morgan
New York, NY                      Principal Executive                           Stanley & Co. Incorporated, Managing Director of
                                  Officer                                       Morgan Stanley; Managing Director, Chief
                                                                                Administrative Officer and Director of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chief Executive Officer and Director of the
                                                                                Transfer Agent; Managing Director and Director of
                                                                                the Distributor; Executive Vice President and
                                                                                Principal Executive Officer of the Institutional
                                                                                Funds (since July 2003) and the Retail Funds
                                                                                (since April 2003); Director of Morgan Stanley
                                                                                SICAV (since May 2004); previously President and
                                                                                Director of the Retail Funds (March 2001-July
                                                                                2003) and Chief Global Operations Officer and
                                                                                Managing Director of Morgan Stanley Investment
                                                                                Management Inc.

Joseph J. McAlinden (61)          Vice President       Since July 1995          Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                                     the Investment Manager and Morgan Stanley
New York, NY                                                                    Investment Management Inc., Director of the
                                                                                Transfer Agent, Chief Investment Officer of the
                                                                                Van Kampen Funds; Vice President of the
                                                                                Institutional Funds (since July 2003) and the
                                                                                Retail Funds (since July 1995).

Amy R. Doberman (42)              Vice President       Since July 2004          Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                     Investment Management; Managing Director of Morgan
New York, NY                                                                    Stanley Investment Management Inc. and the
                                                                                Investment Manager, Vice President of the
                                                                                Institutional and Retail Funds (since July 2004);
                                                                                previously, Managing Director and General Counsel
                                                                                - Americas, UBS Global Asset Management (July 2000
                                                                                - July 2004) and General Counsel, Aeltus
                                                                                Investment Management, Inc. (January 1997 - July
                                                                                2000).

Stefanie V. Chang (37)            Vice President       Since July 2003          Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY                                                                    Inc., and the Investment Manager; Vice President
                                                                                of the Institutional Funds (since December 1997)
                                                                                and the Retail Funds (since July 2003); formerly
                                                                                practiced law with the New York law firm of Rogers
                                                                                & Wells (now Clifford Chance US LLP).

                                                               TERM OF
                                      POSITION(S)            OFFICE AND
     NAME, AGE AND ADDRESS OF          HELD WITH              LENGTH OF
        EXECUTIVE OFFICER              REGISTRANT            TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------  -------------------  -----------------------  ---------------------------------------------------
Francis J. Smith (39)             Treasurer and        Treasurer since July     Executive Director of the Investment Manager and
c/o Morgan Stanley Trust          Chief Financial      2003 and Chief           Morgan Stanley Services (since December 2001);
Harborside Financial Center,      Officer              Financial Officer        previously, Vice President of the Retail Funds
Plaza Two,                                             since September 2002     (September 2002-July 2003), and Vice President of
Jersey City, NJ                                                                 the Investment Manager and Morgan Stanley Services
                                                                                (August 2000-November 2001) and Senior Manager at
                                                                                PricewaterhouseCoopers LLP (January 1998-August
                                                                                2000).

Thomas F. Caloia (58)             Vice President       Since July 2003          Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                        Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                                    Distributor and Morgan Stanley Services;
Plaza Two,                                                                      previously Treasurer of the Retail Funds (April
Jersey City, NJ                                                                 1989-July 2003); formerly First Vice President of
                                                                                the Investment Manager, the Distributor and Morgan
                                                                                Stanley Services.

Mary E. Mullin (37)               Secretary            Since July 2003          Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                     Incorporated, Morgan Stanley Investment Management
New York, NY                                                                    Inc. and the Investment Manager; Secretary of the
                                                                                Institutional Funds (since June 1999) and the
                                                                                Retail Funds (since July 2003); formerly practiced
                                                                                law with the New York law firms of McDermott, Will
                                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37925RPT-RA04-00641P-Y08/04

[MORGAN STANLEY FUNDS LOGO]

MORGAN STANLEY
LIQUID ASSET FUND


ANNUAL REPORT
AUGUST 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2) Not applicable.

      (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

      2004

                                              REGISTRANT       COVERED ENTITIES(1)
          AUDIT FEES                          $   30,716                N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES             $      452(2)    $  5,067,400(2)
               TAX FEES                       $    6,031(3)    $    545,053(4)
               ALL OTHER FEES                 $        -       $          -
          TOTAL NON-AUDIT FEES                $    6,483       $  5,612,453

          TOTAL                               $   37,199       $  5,612,453

      2003

                                              REGISTRANT       COVERED ENTITIES(1)
          AUDIT FEES                          $ 29,050              N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES             $      684(2)    $  1,086,576(2)
               TAX FEES                       $    4,739(3)    $    252,500(4)
               ALL OTHER FEES                 $        -       $          -(5)
          TOTAL NON-AUDIT FEES                $    5,423       $  1,339,076

          TOTAL                               $   34,473       $  1,339,076

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management
      Morgan Stanley Investments LP
      Van Kampen Asset Management Inc.
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investments LP
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004